Related-Party Balances and Transactions (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Related-Party Balances and Transactions (Details) [Line Items]
Commission cost	¥ 5,386
Accounts payable	¥ 2,894
Group [Member]
Related-Party Balances and Transactions (Details) [Line Items]
Interest rate	7.30%
Principal amount of Investment	¥ 15,000
Interest receivable	¥ 360